UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 to March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund II MetLife Stock Index Portfolio II Schedule of Investments	March 31, 2006

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—98.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
General Dynamics Corp.	3,648	$233,399
Goodrich Corp.	1,125	49,061
L-3 Communications Holdings, Inc.	1,105	94,798
Lockheed Martin Corp.	3,265	245,299
Northrop Grumman Corp.	3,196	218,255
Raytheon Co.	4,066	186,385
Rockwell Collins, Inc.	1,570	88,470
The Boeing Co.	7,295	568,499
United Technologies Corp.	9,254	536,454

		2,220,620

Air Freight & Logistics—1.0%
FedEx Corp.	2,770	312,844
Ryder System, Inc.	554	24,808
United Parcel Service, Inc. (Class B)	9,954	790,149

		1,127,801

Airlines—0.1%
Southwest Airlines Co.	6,453	116,089

Auto Components—0.2%
Cooper Tire & Rubber Co.	558	8,002
Johnson Controls, Inc.	1,770	134,396
The Goodyear Tire & Rubber Co.	1,612	23,342

		165,740

Automobiles—0.3%
Ford Motor Co. (a)	16,989	135,232
General Motors Corp.	5,153	109,604
Harley-Davidson, Inc.	2,484	128,870

		373,706

Beverages—2.0%
Anheuser-Busch Cos., Inc.	7,076	302,641
Brown-Forman Corp. (Class B)	758	58,343
Coca-Cola Enterprises, Inc.	2,765	56,240
Constellation Brands, Inc. (a)	1,796	44,990
Molson Coors Brewing Co.	523	35,888
PepsiCo, Inc.	15,099	872,571
The Coca-Cola Co.	18,775	786,109
The Pepsi Bottling Group, Inc.	1,232	37,440

		2,194,222

Biotechnology—1.4%
Amgen, Inc. (a)	10,651	774,860
Biogen Idec, Inc. (a)	3,136	147,706
Chiron Corp. (a)	997	45,673
Genzyme Corp. (a)	2,368	159,177
Gilead Sciences, Inc. (a)	4,213	262,133
MedImmune, Inc. (a)	2,328	85,158

		1,474,707

Building Products—0.2%
American Standard Cos., Inc. (a)	1,624	69,605
Masco Corp.	3,794	123,267

		192,872

Security Description	Shares	Value

Capital Markets—3.2%
Ameriprise Financial, Inc.	2,284	$102,917
Capital One Financial Corp.	2,744	220,947
E*TRADE Financial Corp. (a)	3,808	102,740
Franklin Resources, Inc.	1,391	131,088
Janus Capital Group, Inc.	1,957	45,344
Lehman Brothers Holdings, Inc.	2,465	356,266
Merrill Lynch & Co., Inc.	8,369	659,142
Morgan Stanley	9,786	614,757
Northern Trust Corp.	1,688	88,620
State Street Corp.	3,035	183,405
The Bear Stearns Co., Inc.	1,088	150,906
The Charles Schwab Corp.	9,404	161,843
The Goldman Sachs Group, Inc.	3,974	623,759

		3,441,734

Chemicals—1.5%
Air Products & Chemicals, Inc.	2,029	136,329
Ashland, Inc.	650	46,202
E. I. du Pont de Nemours & Co.	8,384	353,889
Eastman Chemical Co.	744	38,078
Ecolab, Inc.	1,661	63,450
Engelhard Corp.	1,128	44,680
Hercules, Inc. (a)	1,028	14,186
International Flavours & Fragrances, Inc.	719	24,676
Monsanto Co.	2,455	208,061
PPG Industries, Inc.	1,507	95,468
Praxair, Inc.	2,942	162,251
Rohm & Haas Co.	1,313	64,166
Sigma-Aldrich Corp.	610	40,132
The Dow Chemical Co.	8,817	357,970
Tronox, Inc.	215	3,655

		1,653,193

Commercial Banks—6.1%
AmSouth Bancorp.	3,149	85,180
Bank of America Corp.	42,331	1,927,754
BB&T Corp.	4,880	191,296
Comerica, Inc.	1,484	86,027
Compass Bancshares, Inc.	1,126	56,987
Fifth Third Bancorp.	5,064	199,319
First Horizon National Corp.	1,148	47,814
Golden West Financial Corp.	2,334	158,479
Huntington Bancshares, Inc.	2,266	54,679
KeyCorp.	3,692	135,866
M&T Bank Corp.	723	82,523
Marshall & Ilsley Corp.	1,913	83,369
Mellon Financial Corp.	3,776	134,426
National City Corp.	4,989	174,116
PNC Financial Services Group, Inc.	2,663	179,247
Regions Financial Corp.	4,159	146,272
SunTrust Banks, Inc.	3,379	245,856
Synovus Financial Corp.	2,855	77,342
The Bank of New York Co., Inc.	7,030	253,361
U.S. Bancorp.	16,412	500,566
Wachovia Corp.	14,788	828,867
Wells Fargo & Co.	15,274	975,550
Zions Bancorp.	951	78,676

		6,703,572

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF II-1

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—0.9%
Allied Waste Industries, Inc. (a)	1,998	$24,456
Avery Dennison Corp.	1,007	58,889
Cendant Corp.	9,188	159,412
Cintas Corp.	1,256	53,531
Convergys Corp. (a)	1,274	23,200
Equifax, Inc.	1,179	43,906
H&R Block, Inc.	2,986	64,647
Monster Worldwide, Inc. (a)	1,152	57,439
Paychex, Inc.	3,044	126,813
Pitney Bowes, Inc.	2,069	88,822
R.R. Donnelley & Sons Co.	1,968	64,393
Robert Half International, Inc.	1,563	60,347
Sabre Holdings Corp. (Class A)	1,201	28,260
Waste Management, Inc.	5,033	177,665

		1,031,780

Communications Equipment—3.0%
ADC Telecommunications, Inc. (a)	1,067	27,305
Andrew Corp. (a)	1,452	17,831
Avaya, Inc. (a)	3,800	42,940
CIENA Corp. (a)	5,307	27,649
Cisco Systems, Inc. (a)	56,054	1,214,690
Comverse Technology, Inc. (a)	1,841	43,319
Corning, Inc. (a)	14,089	379,135
JDS Uniphase Corp. (a)	15,276	63,701
Lucent Technologies, Inc. (a)	40,731	124,230
Motorola, Inc.	22,780	521,890
QUALCOMM, Inc.	15,095	763,958
Tellabs, Inc. (a)	4,104	65,254

		3,291,902

Computers & Peripherals—3.6%
Apple Computer, Inc. (a)	7,762	486,833
Dell, Inc. (a)	21,449	638,322
EMC Corp. (a)	21,661	295,239
Gateway, Inc. (a)	2,408	5,274
Hewlett-Packard Co.	25,777	848,063
International Business Machines Corp.	14,284	1,178,001
Lexmark International, Inc. (Class A) (a)	987	44,790
NCR Corp. (a)	1,659	69,330
Network Appliance, Inc. (a)	3,410	122,862
NVIDIA Corp. (a)	1,560	89,326
Sun Microsystems, Inc. (a)	31,542	161,810

		3,939,850

Construction & Engineering—0.1%
Fluor Corp.	792	67,954

Construction Materials—0.1%
Vulcan Materials Co.	915	79,285

Consumer Finance—0.7%
American Express Co.	11,280	592,764
SLM Corp.	3,803	197,528

		790,292

Security Description	Shares	Value

Containers & Packaging—0.2%
Ball Corp.	950	$41,639
Bemis Co., Inc.	959	30,285
Pactiv Corp. (a)	1,305	32,025
Sealed Air Corp. (a)	742	42,940
Temple-Inland, Inc.	1,010	44,996

		191,885

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	1,282	67,318

Diversified Financial Services—3.6%
CIT Group, Inc.	1,821	97,460
Citigroup, Inc.	45,489	2,148,445
Federated Investors, Inc. (Class B)	768	29,990
JPMorgan Chase & Co.	31,766	1,322,736
Moody’s Corp.	2,217	158,427
Principal Financial Group, Inc.	2,547	124,294
T. Rowe Price Group, Inc.	1,204	94,165

		3,975,517

Diversified Telecommunication Services—2.6%
ALLTEL Corp.	3,536	228,956
AT&T, Inc.	35,359	956,107
BellSouth Corp.	16,385	567,740
CenturyTel, Inc.	1,194	46,709
Citizens Communications Co.	2,993	39,717
Qwest Communications International, Inc. (a)	14,137	96,132
Verizon Communications, Inc.	26,674	908,516

		2,843,877

Electric Utilities—2.4%
Allegheny Energy, Inc. (a)	1,487	50,335
Ameren Corp.	1,866	92,964
American Electric Power Co., Inc.	3,588	122,064
CenterPoint Energy, Inc.	2,826	33,714
Cinergy Corp.	1,818	82,555
CMS Energy Corp. (a)	2,011	26,042
Consolidated Edison, Inc.	2,237	97,310
Constellation Energy Group, Inc.	1,626	88,958
Dominion Resources, Inc.	3,167	218,618
DTE Energy Co.	1,620	64,946
Edison International	2,969	122,263
Entergy Corp.	1,894	130,572
Exelon Corp.	6,081	321,685
FirstEnergy Corp.	3,006	146,993
FPL Group, Inc.	3,678	147,635
PG&E Corp.	3,147	122,418
Pinnacle West Capital Corp.	904	35,346
PPL Corp.	3,465	101,871
Progress Energy, Inc.	2,299	101,110
Public Service Enterprise Group, Inc.	2,285	146,331
TECO Energy, Inc.	1,898	30,596
The AES Corp. (a)	5,978	101,985
The Southern Co.	6,760	221,525
Xcel Energy, Inc.	3,680	66,792

		2,674,628

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF II-2

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.5%
American Power Conversion Corp.	1,566	$36,190
Cooper Industries, Ltd. (Class A)	837	72,735
Emerson Electric Co.	3,750	313,613
Rockwell Automation, Inc.	1,615	116,135

		538,673

Electronic Equipment & Instruments—0.6%
Agilent Technologies, Inc. (a)	3,907	146,708
Broadcom Corp. (Class A) (a)	4,015	173,287
Jabil Circuit, Inc. (a)	1,591	68,190
Molex, Inc.	1,298	43,094
PerkinElmer, Inc.	1,192	27,976
Sanmina-SCI Corp. (a)	4,850	19,885
Solectron Corp. (a)	8,335	33,340
Symbol Technologies, Inc.	2,305	24,387
Tektronix, Inc.	744	26,568
Thermo Electron Corp. (a)	1,478	54,819

		618,254

Energy Equipment & Services—1.9%
Baker Hughes, Inc.	3,120	213,408
BJ Services Co.	2,954	102,208
Halliburton Co.	4,705	343,559
Nabors Industries, Ltd. (a)	1,440	103,075
National-Oilwell Varco, Inc. (a)	1,592	102,079
Noble Corp.	1,250	101,375
Rowan Cos., Inc. (a)	996	43,784
Schlumberger, Ltd.	5,385	681,579
Transocean, Inc. (a)	2,971	238,571
Weatherford International, Ltd. (a)	3,179	145,439

		2,075,077

Food & Staples Retailing—2.1%
Albertson’s, Inc.	3,361	86,277
CVS Corp.	7,449	222,502
Safeway, Inc. (a)	4,098	102,942
Supervalu, Inc.	1,241	38,248
Sysco Corp.	5,644	180,890
The Kroger Co. (a)	6,611	134,600
Wal-Mart Stores, Inc.	22,767	1,075,513
Walgreen Co.	9,224	397,831
Whole Foods Market, Inc.	1,266	84,113

		2,322,916

Food Products—1.1%
Archer-Daniels-Midland Co.	5,958	200,487
Campbell Soup Co.	1,679	54,400
ConAgra Foods, Inc.	4,732	101,549
Dean Foods Co. (a)	1,226	47,606
General Mills, Inc.	3,246	164,507
H.J. Heinz Co.	3,053	115,770
Hershey Co.	1,633	85,292
Kellogg Co.	2,291	100,896
McCormick & Co., Inc.	1,208	40,903
Sara Lee Corp.	6,927	123,855
Tyson Foods, Inc. (Class A)	2,296	31,547

Security Description	Shares	Value

Food Products—(Continued)
Wm. Wrigley Jr., Co.	1,617	$103,488

		1,170,300

Gas Utilities—0.1%
KeySpan Corp.	1,591	65,024
Nicor, Inc.	403	15,943
Peoples Energy Corp.	349	12,438

		93,405

Health Care Equipment & Supplies—1.9%
Applera Corp.—Applied Biosystems Group	1,670	45,324
Bausch & Lomb, Inc.	490	31,213
Baxter International, Inc.	5,910	229,367
Becton, Dickinson & Co.	2,254	138,801
Biomet, Inc.	2,256	80,133
Boston Scientific Corp. (a)	5,391	124,263
C.R. Bard, Inc.	948	64,284
Fisher Scientific International, Inc. (a)	1,125	76,556
Guidant Corp.	3,088	241,049
IMS Health, Inc.	1,815	46,773
Medtronic, Inc.	11,000	558,250
Millipore Corp. (a)	475	34,704
St. Jude Medical, Inc. (a)	3,341	136,981
Stryker Corp.	2,663	118,077
Waters Corp. (a)	953	41,122
Zimmer Holdings, Inc. (a)	2,258	152,641

		2,119,538

Health Care Providers & Services—2.8%
Aetna, Inc.	5,168	253,956
AmerisourceBergen Corp.	1,905	91,954
Cardinal Health, Inc.	3,846	286,604
Caremark Rx, Inc.	4,089	201,097
CIGNA Corp.	1,104	144,204
Coventry Health Care, Inc. (a)	1,461	78,865
Express Scripts, Inc. (a)	1,334	117,259
HCA, Inc.	3,718	170,247
Health Management Associates, Inc. (Class A)	2,193	47,303
Humana, Inc. (a)	1,490	78,449
Laboratory Corp. of America Holdings (a)	1,142	66,784
Manor Care, Inc.	721	31,976
McKesson Corp.	2,790	145,443
Patterson Cos., Inc. (a)	1,263	44,458
Quest Diagnostics, Inc.	1,483	76,078
Tenet Healthcare Corp. (a)	4,286	31,631
UnitedHealth Group, Inc.	12,361	690,485
WellPoint, Inc. (a)	6,015	465,741

		3,022,534

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	3,957	187,443
Darden Restaurants, Inc.	1,199	49,195
Harrah’s Entertainment, Inc.	1,678	130,817
Hilton Hotels Corp.	3,003	76,456
International Game Technology	3,073	108,231

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF II-3

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Marriott International, Inc. (Class A)	1,479	$101,459
McDonald’s Corp.	11,453	393,525
Starbucks Corp. (a)	6,957	261,861
Starwood Hotels & Resorts Worldwide, Inc. (Class B)	1,967	133,225
Wendy’s International, Inc.	1,042	64,667
Yum! Brands, Inc.	2,514	122,834

		1,629,713

Household Durables—0.7%
Centex Corp.	1,119	69,367
D.R. Horton, Inc.	2,477	82,286
Fortune Brands, Inc.	1,334	107,560
Harman International Industries, Inc.	599	66,567
KB HOME	701	45,551
Leggett & Platt, Inc.	1,662	40,503
Lennar Corp. (Class A)	1,249	75,415
Maytag Corp.	733	15,635
Newell Rubbermaid, Inc.	2,501	63,000
Pulte Homes, Inc.	1,950	74,919
Snap-On, Inc.	531	20,242
The Black & Decker Corp.	705	61,257
The Stanley Works	660	33,436
Whirlpool Corp.	620	56,711

		812,449

Household Products—2.1%
Colgate-Palmolive Co.	4,697	268,199
Kimberly-Clark Corp.	4,200	242,760
The Clorox Co.	1,368	81,875
The Procter & Gamble Co.	29,976	1,727,217

		2,320,051

Independent Power Producers & Energy Traders—0.2%
TXU Corp.	4,217	188,753

Industrial Conglomerates—4.4%
3M Co.	6,881	520,823
General Electric Co.	94,996	3,303,961
Honeywell International, Inc.	7,570	323,769
Reynolds American, Inc.	780	82,290
Textron, Inc.	1,207	112,722
Tyco International, Ltd.	18,367	493,705

		4,837,270

Insurance—4.5%
ACE, Ltd.	2,938	152,805
AFLAC, Inc.	4,540	204,890
Ambac Financial Group, Inc.	962	76,575
American International Group, Inc.	23,656	1,563,425
Aon Corp.	2,934	121,790
Cincinnati Financial Corp.	1,587	66,765
Genworth Financial, Inc. (Class A)	3,434	114,799
Jefferson-Pilot Corp.	1,241	69,422
Lincoln National Corp.	1,579	86,198
Loews Corp.	1,237	125,184
Marsh & McLennan Cos., Inc.	4,985	146,360
MBIA, Inc.	1,221	73,419

Security Description	Shares	Value

Insurance—(Continued)
MetLife, Inc.	6,908	$334,140
MGIC Investment Corp.	798	53,171
Prudential Financial, Inc.	4,511	341,979
Safeco Corp.	1,124	56,436
The Allstate Corp.	5,878	306,303
The Chubb Corp.	1,822	173,892
The Hartford Financial Services Group, Inc.	2,757	222,076
The Progressive Corp.	1,793	186,938
The St. Paul Travelers Cos., Inc.	6,342	265,032
Torchmark, Inc.	944	53,902
UnumProvident Corp.	2,721	55,726
XL Capital, Ltd. (Class A)	1,590	101,935

		4,953,162

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	2,812	102,666

Internet Software & Services—1.4%
eBay, Inc. (a)	10,513	410,638
Google, Inc. (Class A) (a)	1,826	712,140
VeriSign, Inc. (a)	2,228	53,450
Yahoo!, Inc. (a)	11,500	370,990

		1,547,218

IT Services—0.9%
Affiliated Computer Services, Inc. (Class A) (a)	1,071	63,896
Automatic Data Processing, Inc.	5,282	241,282
Computer Sciences Corp. (a)	1,700	94,435
Electronic Data Systems Corp.	4,689	125,806
First Data Corp.	6,991	327,319
Fiserv, Inc. (a)	1,681	71,527
Unisys Corp. (a)	3,116	21,469

		945,734

Leisure Equipment & Products—0.2%
Brunswick Corp.	866	33,653
Eastman Kodak Co.	2,617	74,427
Hasbro, Inc.	1,622	34,224
Mattel, Inc.	3,542	64,216

		206,520

Machinery—1.5%
Caterpillar, Inc.	6,114	439,046
Cummins, Inc.	424	44,562
Danaher Corp.	2,162	137,395
Deere & Co.	2,159	170,669
Dover Corp.	1,853	89,982
Eaton Corp.	1,357	99,020
Illinois Tool Works, Inc.	1,869	180,003
Ingersoll-Rand Co., Ltd. (Class A)	2,984	124,701
ITT Industries, Inc.	1,683	94,618
Navistar International Corp. (a)	562	15,500
PACCAR, Inc.	1,543	108,751
Pall Corp.	1,138	35,494
Parker-Hannifin Corp.	1,091	87,946

		1,627,687

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF II-4

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—3.1%
CBS Corp. (Class B)	7,042	$168,867
Clear Channel Communications, Inc.	4,710	136,637
Comcast Corp. (Class A) (a)	19,490	509,858
Dow Jones & Co., Inc.	538	21,143
Gannett Co., Inc.	2,170	130,026
Knight-Ridder, Inc.	611	38,621
Meredith Corp.	382	21,312
New York Times Co. (Class A)	1,323	33,485
News Corp. (Class A)	21,877	363,377
Omnicom Group, Inc.	1,630	135,698
The E.W. Scripps Co. (Class A)	775	34,650
The Interpublic Group of Cos., Inc. (a)	3,923	37,504
The McGraw-Hill Cos., Inc.	3,346	192,797
The Walt Disney Co.	17,551	489,497
Time Warner, Inc.	41,060	689,397
Tribune Co.	2,386	65,448
Univision Communications, Inc. (Class A) (a)	2,038	70,250
Viacom, Inc. (Class B) (a)	7,043	273,268

		3,411,835

Metals & Mining—0.9%
Alcoa, Inc.	7,945	242,799
Allegheny Technologies, Inc.	788	48,210
Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,677	100,234
Newmont Mining Corp.	4,072	211,296
Nucor Corp.	1,417	148,487
Phelps Dodge Corp.	1,855	149,383
United States Steel Corp.	992	60,195

		960,604

Multi-Utilities—0.4%
Duke Energy Co.	8,459	246,580
Dynegy, Inc. (Class A) (a)	2,745	13,176
NiSource, Inc.	2,484	50,226
Sempra Energy	2,355	109,413

		419,395

Multiline Retail—1.3%
Big Lots, Inc. (a)	1,038	14,490
Costco Wholesale Corp.	4,312	233,538
Dillard’s, Inc. (Class A)	561	14,608
Dollar General Corp.	2,885	50,978
Family Dollar Stores, Inc.	1,415	37,639
Federated Department Stores, Inc.	2,481	181,113
J.C. Penney Co., Inc.	2,117	127,888
Kohl’s Corp. (a)	3,142	166,557
Nordstrom, Inc.	1,992	78,047
Sears Holdings Corp. (a)	910	120,338
Target Corp.	8,013	416,756

		1,441,952

Mutual Funds—0.6%
SPDR Trust Series 1	5,300	688,099

Office Electronics—0.1%
Xerox Corp. (a)	8,487	129,002

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—7.6%
Amerada Hess Corp.	730	$103,952
Anadarko Petroleum Corp.	2,100	212,121
Apache Corp.	3,010	197,185
Burlington Resources, Inc.	3,426	314,884
Chesapeake Energy Corp.	3,405	106,951
Chevron Corp.	20,289	1,176,153
ConocoPhillips	12,564	793,417
Devon Energy Corp.	4,027	246,332
El Paso Corp.	6,008	72,396
EOG Resources, Inc.	2,211	159,192
Exxon Mobil Corp.	55,652	3,386,984
Kerr-McGee Corp.	1,057	100,922
Kinder Morgan, Inc.	959	88,218
Marathon Oil Corp.	3,343	254,636
Murphy Oil Corp.	1,505	74,979
Occidental Petroleum Corp.	3,926	363,744
Sunoco, Inc.	1,214	94,170
The Williams Cos., Inc.	5,419	115,912
Valero Energy Corp.	5,667	338,773
XTO Energy, Inc.	3,310	144,217

		8,345,138

Paper & Forest Products—0.4%
International Paper Co.	4,489	155,185
Louisiana-Pacific Corp.	966	26,275
MeadWestvaco Corp.	1,653	45,143
Weyerhaeuser Co.	2,217	160,577

		387,180

Personal Products—0.2%
Alberto-Culver Co. (Class B)	688	30,430
Avon Products, Inc.	4,106	127,984
The Estee Lauder Cos., Inc. (Class A) (a)	1,086	40,388

		198,802

Pharmaceuticals—6.5%
Abbott Laboratories	14,023	595,557
Allergan, Inc.	1,382	149,947
Barr Pharmaceuticals, Inc. (a)	964	60,713
Bristol-Myers Squibb Co.	17,854	439,387
Eli Lilly & Co.	10,298	569,479
Forest Laboratories, Inc. (a)	2,970	132,551
Hospira, Inc. (a)	1,466	57,848
Johnson & Johnson	27,123	1,606,224
King Pharmaceuticals, Inc. (a)	2,206	38,054
Medco Health Solutions, Inc. (a)	2,774	158,728
Merck & Co., Inc.	19,932	702,204
Mylan Laboratories, Inc.	1,992	46,613
Pfizer, Inc.	67,058	1,671,085
Schering-Plough Corp.	13,483	256,042
Watson Pharmaceuticals, Inc. (a)	926	26,613
Wyeth	12,250	594,370

		7,105,415

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF II-5

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate—0.9%
Apartment Investment & Management Co. (REIT) (Class A)	880	$41,272
Archstone-Smith Trust (REIT)	1,944	94,809
Boston Properties, Inc.	810	75,533
Equity Office Properties Trust (REIT)	3,702	124,313
Equity Residential (REIT)	2,647	123,853
Kimco Realty Corp. (REIT)	1,814	73,721
Plum Creek Timber Co., Inc. (REIT)	1,680	62,042
ProLogis (REIT)	2,219	118,717
Public Storage, Inc.	754	61,247
Simon Property Group, Inc. (REIT)	1,667	140,261
Vornado Realty Trust (REIT)	1,082	103,872

		1,019,640

Road & Rail—0.8%
Burlington Northern Santa Fe Corp.	3,399	283,239
CSX Corp.	2,000	119,600
Norfolk Southern Corp.	3,757	203,141
Union Pacific Corp.	2,415	225,440

		831,420

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a)	4,382	145,307
Altera Corp. (a)	3,274	67,575
Analog Devices, Inc.	3,337	127,774
Applied Materials, Inc.	14,459	253,177
Applied Micro Circuits Corp. (a)	2,682	10,916
Freescale Semiconductor, Inc. (Class B) (a)	3,740	103,860
Intel Corp.	53,616	1,037,470
KLA-Tencor Corp.	1,818	87,918
Linear Technology Corp.	2,786	97,733
LSI Logic Corp. (a)	3,569	41,258
Maxim Integrated Products, Inc.	2,922	108,552
Micron Technology, Inc. (a)	5,639	83,006
National Semiconductor Corp.	3,075	85,608
Novellus Systems, Inc. (a)	1,215	29,160
PMC-Sierra, Inc. (a)	1,693	20,807
QLogic Corp. (a)	1,470	28,445
Teradyne, Inc. (a)	1,805	27,996
Texas Instruments, Inc.	14,585	473,575
Xilinx, Inc.	3,142	79,995

		2,910,132

Software—3.3%
Adobe Systems, Inc. (a)	5,466	190,873
Autodesk, Inc.	2,103	81,008
BMC Software, Inc. (a)	1,939	41,999
CA, Inc.	4,158	113,139
Citrix Systems, Inc. (a)	1,626	61,625
Compuware Corp. (a)	3,488	27,311
Electronic Arts, Inc. (a)	2,769	151,520
Intuit, Inc. (a)	1,613	85,795
Microsoft Corp.	80,991	2,203,765
Novell, Inc. (a)	3,549	27,256
Oracle Corp. (a)	34,343	470,156
Parametric Technology Corp.	1,012	16,526

Security Description	Shares	Value

Software—(Continued)
Symantec Corp. (a)	9,508	$160,020

		3,630,993

Specialty Retail—2.2%
AutoNation, Inc. (a)	1,650	35,558
AutoZone, Inc. (a)	504	50,244
Bed Bath & Beyond, Inc. (a)	2,556	98,150
Best Buy Co., Inc.	3,706	207,277
Circuit City Stores, Inc.	1,387	33,954
Limited Brands, Inc.	3,173	77,612
Lowe’s Cos., Inc.	7,126	459,199
Office Depot, Inc. (a)	2,695	100,362
OfficeMax, Inc.	645	19,460
RadioShack Corp.	1,226	23,576
Staples, Inc.	6,641	169,478
The Gap, Inc.	5,230	97,696
The Home Depot, Inc.	19,360	818,928
The Sherwin-Williams Co.	1,011	49,984
Tiffany & Co.	1,296	48,652
TJX Cos., Inc.	4,198	104,194

		2,394,324

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	3,494	120,823
Jones Apparel Group, Inc.	1,041	36,820
Liz Claiborne, Inc.	958	39,259
NIKE, Inc. (Class B)	1,725	146,798
VF Corp.	803	45,691

		389,391

Thrifts & Mortgage Finance—1.5%
Countrywide Financial Corp.	5,495	201,667
Federal Home Loan Mortgage Corp.	6,298	384,178
Federal National Mortgage Association	8,821	453,399
North Fork Bancorp., Inc.	4,335	124,978
Sovereign Bancorp, Inc.	3,255	71,317
Washington Mutual, Inc.	9,037	385,157

		1,620,696

Tobacco—1.3%
Altria Group, Inc.	19,020	1,347,757
UST, Inc.	1,491	62,026

		1,409,783

Trading Companies & Distributors—0.1%
Genuine Parts Co.	1,576	69,076
W.W. Grainger, Inc.	697	52,519

		121,595

Wireless Telecommunication Services—0.6%
Sprint Nextel Corp.	27,043	698,791

Total Common Stock (Identified Cost $99,262,464)		107,864,651

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF II-6

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2006 (Unaudited)

Short Term Investments—0.8%

Security Description	Face Amount	Value

Discount Notes—0.8%
Federal Home Loan Bank 4.580%, 04/06/06	$900,000	$899,428

Total Short Term Investments (Identified Cost $899,428)		899,428

Total Investments—99.5% (Identified Cost $100,161,892) (b)		108,764,079
Other assets less liabilities		519,544

Total Net Assets—100%		$109,283,623

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $100,161,892 and the composition of unrealized appreciation and depreciation of investment securities was $11,177,684 and $(2,575,497), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2006	Net Unrealized Appreciation
S&P 500 Index	6/15/2006	3	$967,365	$977,475	$10,110

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF II-7

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 25, 2006

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 19, 2006

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.